PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Office furniture	$86	$86
Computers and equipment	3,810	1,789
Property and equipment	3,896	1,875
Less: accumulated depreciation	(1,857)	(1,122)
Total property and equipment, net	$2,039	$753
Total depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $0.7 million, $0.5 million and $0.4 million, respectively.
The Company did not acquire any property and equipment under capital leases during the years ended December 31, 2021, 2020 and 2019.